SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE (Details)		12 Months Ended
		Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.13	$ 0.08	$ 0.13	$ 0.24
Options, outstanding		7,880,052	6,706,072	5,241,072	2,539,000
Options, exercisable		7,692,552	6,706,072	5,241,072
Option 1 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.15
Options, expiry date		Jun. 21, 2022
Options, outstanding		140,000
Options, exercisable		140,000
Option 2 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.17
Options, expiry date		Jul. 02, 2022
Options, outstanding		500,000
Options, exercisable		500,000
Option 3 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	[1]	$ 0.10
Options, expiry date		Jul. 20, 2022
Options, outstanding		150,000
Options, exercisable		150,000
Option 4 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	[1]	$ 0.10
Options, expiry date		Sep. 27, 2022
Options, outstanding		150,000
Options, exercisable		150,000
Option 5 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	[1]	$ 0.10
Options, expiry date		Nov. 20, 2022
Options, outstanding		150,000
Options, exercisable		150,000
Option 6 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	[2]	$ 0.10
Options, expiry date		Dec. 08, 2022
Options, outstanding		675,052
Options, exercisable		675,052
Option 7 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	[3]	$ 0.10
Options, expiry date		Mar. 27, 2023
Options, outstanding		200,000
Options, exercisable		200,000
Option 8 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.17
Options, expiry date		Mar. 31, 2023
Options, outstanding		250,000
Options, exercisable		62,500
Option 9 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	[4]	$ 0.10
Options, expiry date		Apr. 11, 2023
Options, outstanding		150,000
Options, exercisable		150,000
Option 10 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.075
Options, expiry date		Jan. 24, 2024
Options, outstanding		280,000
Options, exercisable		280,000
Option 11 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.08
Options, expiry date		Feb. 28, 2024
Options, outstanding		140,000
Options, exercisable		140,000
Option 12 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.06
Options, expiry date		Apr. 01, 2024
Options, outstanding		175,000
Options, exercisable		175,000
Option 13 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.05
Options, expiry date		Oct. 01, 2024
Options, outstanding		1,480,000
Options, exercisable		1,480,000
Option 14 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.08
Options, expiry date		Nov. 18, 2025
Options, outstanding		780,000
Options, exercisable		780,000
Option 15 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.08
Options, expiry date		Dec. 08, 2025
Options, outstanding		710,000
Options, exercisable		710,000
Option 16 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.19
Options, expiry date		Jan. 28, 2026
Options, outstanding		150,000
Options, exercisable		150,000
Option 17 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares		$ 0.25
Options, expiry date		Mar. 22, 2026
Options, outstanding		1,800,000
Options, exercisable		1,800,000

[1]	Options repriced from $0.15 to $0.10 during the year ended December 31, 2020
[2]	Options repriced from $0.28 to $0.10 during the year ended December 31, 2020
[3]	Options repriced from $0.24 to $0.10 during the year ended December 31, 2020
[4]	Options repriced from $0.21 to $0.10 during the year ended December 31, 2020